Share-Based Instruments - Restricted Stock Unit Program (Details) - RSUs	6 Months Ended
	Jun. 30, 2023 kr / shares	Jun. 30, 2022 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	281,061	240,741
Weighted average fair value of RSU granted	kr 2,640.65	kr 2,178.22
Vested	87,719	82,001